Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	CUTLER TRUST
Entity Central Index Key	0000892568
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 01, 2021
Document Effective Date	Feb. 01, 2021
Prospectus Date	Sep. 15, 2020